Income Taxes (Details Narrative) - 6 months ended Jun. 30, 2025	USD ($)	SGD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Investigation tax authority	5 years	5 years
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of corporate tax rate exemption	17.00%	17.00%
Investigation tax authority	4 years	4 years
SINGAPORE | First SG$100,000 [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of tax exemption rate	75.00%	75.00%
Exemption tax amount	$ 77,292	$ 100,000
SINGAPORE | Next SG$100,000 [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of tax exemption rate	50.00%	50.00%
Exemption tax amount	$ 77,292	$ 100,000